JOINT VENTURES AND ASSOCIATES - Investment in Joint Venture and affiliates (Details) - USD ($)	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	$ 38,554,092	$ 30,657,173	$ 24,652,792
Investments in joint ventures and affiliates, Liabilities	717,948	1,278,250	1,548,829
Synertech Industrias S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	35,646,740	27,572,597	24,619,773
Indrasa Biotecnologia S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	70,466	54,957	33,019
Alfalfa Technologies S.R.L.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	74,827	97,920
Moolec Science Ltd
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	2,759,059	2,931,699
Moolec Science S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Assets	3,000
Trigall Genetics S.A.
JOINT VENTURES
Investments in joint ventures and affiliates, Liabilities	$ 717,948	$ 1,278,250	$ 1,548,829